Equity - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Feb. 05, 2021 € / shares shares	Feb. 04, 2021 € / shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares		33,765,967		33,151,881	33,151,881
Nominal value per share | € / shares		€ 0.12
Voting rights description		one vote per share	one vote per share
Sale of ordinary share		€ 9,535,473		€ 157,155,899
Payments for share issue costs		727,308		12,925,547
Authorized share capital		14,100,000
Share capital		4,051,916		€ 3,975,432	€ 3,978,226
S V B Leerink [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares		9,200,000	$ 9,698,504
Payments for share issue costs		€ 308,000	$ 299,954
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares		33,765,967			33,151,881	9,511,075
Nominal value per share | € / shares						€ 0.12	€ 0.01
Number of shares authorized | shares		58,750,000
Ordinary shares [member] | S V B Leerink [Member]
Disclosure of classes of share capital [line items]
At-the-market program providing for sales from time to time | $	$ 75,000,000
Sale of ordinary share		€ 588,100
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized | shares		58,750,000